BALANCE SHEETS (USD $)	Sep. 30, 2011		Dec. 31, 2010		Dec. 31, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 96,713		$ 34,772		$ 49,236
Accounts receivable	750		0		0
Debt portfolios	0		35,398		119,771
Notes receivable - related party, note 6	0		85,300		62,500
Accrued interest income - related party, note 6	0		9,336		0
TOTAL CURRENT ASSETS	97,463		164,806		231,507
PROPERTY AND EQUIPMENT
Office equipment	630		630		630
Furniture and fixtures	165		165		0
Computer equipment	4,151		4,151		4,151
TOTAL PROPERTY AND EQUIPMENT	4,946		4,946		4,781
Less accumulated depreciation	(2,525)		(1,802)		(838)
NET PROPERTY AND EQUIPMENT	2,421		3,144		3,943
TOTAL ASSETS	99,884		167,950		235,450
CURRENT LIABILITIES
Accounts payable	2,900		1,900		0
Accrued collection agency fees	300		0		0
TOTAL CURRENT LIABILITIES	3,200		1,900		0
COMMITMENTS AND CONTINGENCIES, note 4
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 5,000,000 shares authorized, 0 shares issued and outstanding	0		0		0
Common stock, $0.0001 par value; 75,000,000 shares authorized, 4,534,870 shares issued and outstanding	453	[1]	453	[1]	453	[1]
Additional paid-in capital	656,528		656,528		656,528
Accumulated deficit	(560,297)		(490,931)		(421,531)
TOTAL STOCKHOLDERS' EQUITY	96,684		166,050		235,450
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 99,884		$ 167,950		$ 235,450

[1]	The number of shares outstanding at September 30, 2011, December 31, 2010 and 2009, reflects the effects of the Company's reorganization, via merger, into a Delaware corporation on July 15, 2011.